Related Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Cost of services provided by the Company	$ 0	$ 0
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 3,898,047,000	3,494,890,000
Master Trust | WEC common stock
EBP, Master Trust [Line Items]
Number of Shares Held	5,591,133
Investments at fair value	$ 589,643,827	0
Dividend Income on Investment	20,512,438
Cost of Investment Acquired	40,037,210
Investments Sold	68,415,831
Master Trust | WEC common stock fund
EBP, Master Trust [Line Items]
Investments at fair value	$ 0	$ 577,106,000
Number of units held		5,958,163
Master Trust | WEC common stock fund | Common Stock
EBP, Master Trust [Line Items]
Number of Shares Held		6,073,247
Investments at fair value		$ 571,128,148